Events occurring after the reporting period	12 Months Ended
Dec. 31, 2021
Events occuring after the reporting period [Abstract]
Events occurring after the reporting period	Events occurring after the reporting period
On January 4, 2022 the Group entered into a strategic research collaboration with Sanofi to develop an AI-driven pipeline of precision engineered medicines. Research will be focused on up to 15 novel small molecule candidates across oncology and immunology, in relation to which the Group will receive an up-front cash payment of $100 million with the potential of $5.2 billion in total milestones plus tiered royalties over the duration of the collaboration.
On March 11, 2022, BMS extended its first collaboration arrangement with the Group by six months to generate additional data on certain programs, in relation to which the Group will receive a cash payment of $5 million. This additional data includes leveraging Exscientia's precision medicine platform for translational data.
On March 22, 2022 the Group invoiced BMS $10 million following selection of a 5th target in relation to its second collaboration arrangement with BMS.